Income tax - Disclosure of operating tax loss carry forwards expiring years (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Income tax
Operating loss carry forwards	$ 25,432
Underpaid tax claw back period	5 years
2020
Income tax
Operating loss carry forwards	$ 2,833
2021
Income tax
Operating loss carry forwards	7,580
2022
Income tax
Operating loss carry forwards	7,845
2023
Income tax
Operating loss carry forwards	384
2024
Income tax
Operating loss carry forwards	4,129
Tax Loss With No Expiry
Income tax
Operating loss carry forwards	$ 2,661